Securities Issued (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Securities Issued [Line Items]
Securities issued	R$ 9,890,219	R$ 8,095,042
Real estate credit credit bills - (LCIs)
Securities Issued [Line Items]
Securities issued	9,182,632	7,898,500
Real estate guaranteed credit bills [Member]
Securities Issued [Line Items]
Securities issued	337,952	0
Financial Bills [Member]
Securities Issued [Line Items]
Securities issued	185,017	147,876
Agribusiness Credit Bills (LCA) [Member]
Securities Issued [Line Items]
Securities issued	R$ 184,618	R$ 48,666